Income and expenses - Payroll expenses (Details) - Payroll expenses [domain member] € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Payroll expenses [line items]
Short-term employee benefits	€ (117,443)	€ (115,169)	€ (93,850)
Social security expenses	(19,430)	(19,002)	(17,076)
Expenses defined contribution plans	(1,586)	(1,463)	(1,250)
Other employee expenses	(12,715)	(12,241)	(7,259)
Total	€ (151,174)	€ (147,875)	€ (119,435)
Total registered employees at the end of the period	2,437	2,439	2,332